Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 83,088	$ 204,921
Restricted cash, current (Note 9)	6,271	6,435
Trade accounts receivable, net	41,794	38,402
Inventories (Note 4)	46,691	27,436
Due from managers	264	284
Due from related parties (Note 3)	317	1,322
Prepaid expenses and other receivables	14,529	6,504
Derivative asset, current (Note 14)	0	537
Other current assets	13,820	7,046
Vessel held for sale (Note 5)	0	5,949
Total Current Assets	206,774	298,836
FIXED ASSETS
Advances for vessels under construction and acquisition of vessels (Note 6)	21,203	59,900
Vessels and other fixed assets, net (Note 5)	2,791,157	2,656,108
Total Fixed Assets	2,812,360	2,716,008
OTHER NON-CURRENT ASSETS
Long term investment	1,163	1,108
Restricted cash, non-current (Note 9)	7,021	2,521
Fair value of above market time charters acquired (Note 8)	169	0
Leased buildings, right-of-use assets (Note 2)	1,140	0
Other non-current assets	3,801	3,664
TOTAL ASSETS	3,032,428	3,022,137
CURRENT LIABILITIES
Current portion of long term debt (Note 9)	122,919	101,007
Lease commitments short term (Note 7)	44,333	65,837
Accounts payable	29,598	20,959
Due to managers	10,366	3,757
Due to related parties (Note 3)	497	1,649
Accrued liabilities	26,049	16,854
Derivative liability (Note 14)	2,398	1,799
Deferred revenue	15,771	10,855
Total Current Liabilities	251,931	222,717
NON-CURRENT LIABILITIES
8.30% 2022 Notes, net of unamortized debt issuance costs of $1,590 and $1,386, as of December 31, 2018 and June 30, 2019, respectively (Note 9)	48,614	48,410
Long term debt, net of current portion and unamortized debt issuance costs of $10,997 and $12,676, as of December 31, 2018 and June 30, 2019, respectively (Note 9)	893,660	685,819
Lease commitments long term, net of unamortized debt issuance costs of $2,975 and $3,404, as of December 31, 2018 and June 30, 2019 respectively (Note 7)	356,840	540,925
Fair value of below market time charters acquired (Note 8)	3,469	3,553
Leased buildings, operating lease liabilities (Note 2)	1,140	0
Other non-current liabilities	884	668
TOTAL LIABILITIES	1,556,538	1,502,092
COMMITMENTS & CONTINGENCIES (Note 13)
SHAREHOLDERS' EQUITY
Preferred Shares; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2018 and June 30, 2019, respectively (Note 10)	0	0
Common Shares, $0.01 par value, 300,000,000 shares authorized; 92,627,349 shares issued and 92,285,986 shares (net of treasury shares) outstanding at December 31, 2018; 91,750,000 shares issued and 91,743,029 shares (net of treasury shares) outstanding as of June 30, 2019 (Note 10)	917	926
Additional paid in capital	2,500,746	2,502,429
Treasury shares (341,363 and 6,791 shares at December 31, 2018 and June 30, 2019, respectively)	(93)	(3,145)
Accumulated other comprehensive income/(loss)	0	0
Accumulated deficit	(1,025,680)	(980,165)
Total Shareholders' Equity	1,475,890	1,520,045
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,032,428	$ 3,022,137